Condensed Consolidated Interim Statements of Changes in Shareholders’ Deficit - USD ($) $ in Thousands		Share capital	Share premium/other reserves	Shareholders’ surplus/(deficit)	Total
Balance at Dec. 31, 2024		$ 1		$ (30,927)	$ (30,926)
Total comprehensive loss for the period				(11,899)	(11,899)
Issue of shares for promissory note	[1]		(168,720)		(168,720)
Impact of reverse capitalization		4	(4)
Issuance of shares to HCVI shares upon reverse capitalization			(7,002)		(7,002)
Earnout liability			65,381		65,381
Balance at Jun. 30, 2025		5	(110,345)	(42,826)	(153,166)
Balance at Dec. 31, 2025		5	(109,745)	70,465	(39,275)
Total comprehensive loss for the period				(4,831)	(4,831)
Issue of shares for promissory note	[1]	1	1,800		1,801
Share-based payment			1,686	(153)	1,533
Balance at Jun. 30, 2026		$ 6	$ (106,259)	$ 65,481	$ (40,772)

[1]	Refer to note 25 which describes that 1,600,250 shares were issued.